COMMITMENT AND CONTINGENCIES - Additional Information (Details) - 1 months ended Apr. 30, 2021 - Zhejiang Jieying ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	USD ($)
Loss Contingencies [Line Items]
Contractual payment amount	¥ 295		$ 463
Compensation requested	¥ 885	$ 1,389